Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	Share Capital [Member] USD ($) shares	Share Capital [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock [Member] USD ($) shares	Treasury Stock [Member] CNY (¥) shares	Retained Earnings, Appropriated [Member] USD ($)	Retained Earnings, Appropriated [Member] CNY (¥)	Retained Earnings, Unappropriated [Member] USD ($)	Retained Earnings, Unappropriated [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	Subscription Receivables [Member] USD ($)	Subscription Receivables [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance (in shares) at Dec. 31, 2014 | shares	1,150,565,906	1,150,565,906
Balance at Dec. 31, 2014		¥ 8,563		¥ 2,601,401				¥ 198,422		¥ 764,963		¥ (105,106)		¥ (257,491)		¥ 123,508		¥ 3,334,260
Net income										210,086						5,395		215,481	[1]
Foreign currency translation adjustments												17,491		(11,338)				¥ 6,153
Repurchase of ordinary shares (in shares) | shares					2,261,100	2,261,100											2,261,100	2,261,100
Repurchase of ordinary shares						¥ (6,276)												¥ (6,276)
Repurchase of ordinary shares (in shares) | shares					(2,261,100)	(2,261,100)											(2,261,100)	(2,261,100)
Exercise of share options (in shares) | shares	4,493,620	4,493,620			2,261,100	2,261,100											6,754,720	6,754,720
Exercise of share options		¥ 29		(4,787)		¥ 6,276												¥ 1,518
Share-based compensation				17,653														17,653
Provision for statutory reserves								104,414		(104,414)
Acquisition of additional interests in subsidiaries				(160,023)												(27,787)		(187,810)
Disposal of a subsidiary								(721)		721						473		473
Dividends distributed to noncontrolling interest																(2,450)		(2,450)
Capital injection by noncontrolling interests																17,000		17,000
Share of other comprehensive gain (loss) of affiliates												37,567						37,567
Changes in fair value of short term investments
Balance (in shares) at Dec. 31, 2015 | shares	1,155,059,526	1,155,059,526
Balance at Dec. 31, 2015		¥ 8,592		2,454,244				302,115		871,356		(50,048)		(268,829)		116,139		3,433,569
Net income										157,047						10,591		167,638	[1]
Foreign currency translation adjustments												21,483		(19,306)				¥ 2,177
Repurchase of ordinary shares (in shares) | shares																	0	0
Repurchase of ordinary shares (in shares) | shares																	0	0
Exercise of share options (in shares) | shares	2,597,400	2,597,400															2,597,400	2,597,400
Exercise of share options		¥ 17		1,127														¥ 1,144
Share-based compensation				4,937														4,937
Provision for statutory reserves								9,909		(9,909)
Acquisition of additional interests in subsidiaries		49		(174,779)												(4,493)		(179,223)
Disposal of a subsidiary				16,126				(434)		434						(4,995)		11,131
Share of other comprehensive gain (loss) of affiliates												(37,911)						(37,911)
Acquisition of additional interests in a subsidiary (in shares) | shares	7,416,000	7,416,000
Changes in fair value of short term investments												632						632
Balance (in shares) at Dec. 31, 2016 | shares	1,165,072,926	1,165,072,926
Balance at Dec. 31, 2016		¥ 8,658		2,301,655				311,590		1,018,928		(65,844)		(288,135)		117,242		3,404,094
Net income										449,228						2,488	$ 69,427	451,716
Foreign currency translation adjustments												(27,895)		17,231			$ (1,639)	¥ (10,664)
Repurchase of ordinary shares (in shares) | shares																	0	0
Repurchase of ordinary shares (in shares) | shares																	0	0
Exercise of share options (in shares) | shares	69,118,158	69,118,158															69,118,158	69,118,158
Exercise of share options		¥ 458		64,488														¥ 64,946
Provision for statutory reserves								30,658		(30,658)
Disposal of a subsidiary								(31,210)		31,210						(8,388)		(8,388)
Share of other comprehensive gain (loss) of affiliates												1,263					$ 194	1,263
Changes in fair value of short term investments												(632)					(97)	(632)
Private placement (in shares) | shares	66,000,000	66,000,000
Private placement		¥ 455		200,632														201,087
Subscription receipt														22,187				22,187
Distribution of dividend			$ (137,216)														(137,216)
Balance (in shares) at Dec. 31, 2017 | shares	1,300,191,084	1,300,191,084
Balance at Dec. 31, 2017	$ 1,471	¥ 9,571	$ 373,416	¥ 2,429,559			$ 47,806	¥ 311,038	$ 225,737	¥ 1,468,708	$ (14,310)	¥ (93,108)	$ (38,227)	¥ (248,717)	$ 17,113	¥ 111,342	$ 613,006	¥ 3,988,393

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.